Parent Entity Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Parent Entity Information Abstract
Schedule of comprehensive income
	Company
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Loss after income tax	8,731,433	9,287,226	2,097,600
Other comprehensive income	-	-	-
Total comprehensive loss	8,731,433	9,287,226	2,097,600

Schedule of financial position
	Company
	December 31, 2022	December 31, 2021
	A$	A$
Total non-current assets	4,345,401	1,245
Total current assets	72,473,318	39,664,914
Total assets	76,818,719	39,666,159
Total current liabilities	(13,099,492)	(6,064,179)
Total non-current liabilities	(3,566,433)	-
Total liabilities	(16,665,925)	(6,064,179)
Total assets less liabilities	60,152,794	33,601,980

Equity
Issued capital	89,689,805	48,144,406
Accumulated losses	(29,537,011)	(14,542,426)
Total equity	60,152,794	33,601,980